As filed with the Securities and Exchange             Registration No. 33-75962*
Commission on December 12, 2001                       Registration No. 811-2513

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                       POST-EFFECTIVE AMENDMENT NO. 29 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


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It is proposed that this filing will become effective:

     X         immediately upon filing pursuant to paragraph (b) of Rule 485
  --------
  --------     on _______________________ pursuant to paragraph (b) of Rule 485


*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75978.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information, each dated May 1, 2001, is incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 29 by reference to Registrant's Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 13, 2001 and declared effective on May 1, 2001, and by reference to a Supplement dated December 3, 2001, as filed in Registrant's filing under Rule 497(c) on December 4, 2001 (File No. 33-75962).

A Supplement to the Prospectus dated December 12, 2001, is included in Part A of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT C
                                OPPORTUNITY PLUS
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

       SUPPLEMENT DATED DECEMBER 12, 2001 TO PROSPECTUS DATED MAY 1, 2001
                AND CONTRACT PROSPECTUS SUMMARY DATED MAY 1, 2001

The information in this supplement updates and amends certain information contained in the Prospectus and Contract Prospectus Summary dated May 1, 2001, as supplemented on December 3, 2001. You should read this supplement along with the Prospectus and Contract Prospectus Summary.

o The following updates and amends information regarding the use of the contracts to fund 403(b) plans:

         EXCLUSIONS FROM GROSS INCOME. Effective January 1, 2002, in order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

         This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 403(b) plan to generally no more than $11,000 in 2002. This limit is scheduled to increase as follows:

         -   $12,000 in 2003;
         -   $13,000 in 2004;
         -   $14,000 in 2005;
         -   $15,000 in 2006.

         After 2006, contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

         Payments to your account(s) will be excluded from your federal gross income only if the plan meets certain nondiscrimination requirements.

         CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

         (a)      $1,000 as adjusted under Code Section 414(v)(2)(B) and (C) or
         (b) the participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

         DISTRIBUTIONS. All distributions from these plans are taxed as received, unless:

         (a) The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or
         (b) You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

X.75962-01                                                        December 2001

         TAX PENALTY. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 403(b) plan, unless certain exceptions, including one or more of the following, have occurred:

         (a)  You have attained age 59 1/2;
         (b)  You have become disabled, as defined in the Tax Code;
         (c)  You have died;
         (d) You have separated from service with the sponsor at or after age 55;
         (e)  The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
         (f)  The distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives of joint life expectancies of you and your beneficiary, and you have had a separation from service with the plan sponsor; or
         (g)  The distribution is made due to an IRS levy upon your account.

         RESTRICTIONS ON DISTRIBUTIONS. Effective January 1, 2002, distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

         WAIVERS OF EARLY WITHDRAWAL CHARGE. Although, effective January 1, 2002, the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless the severance from employment would otherwise qualify as a separation from service, and you meet the other requirements set forth in the contract.

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
     (a) Financial Statements:
         (1)    Incorporated by reference in Part A:
                Condensed Financial Information
         (2)    Incorporated by reference
                in Part B:
                Financial Statements of Variable Annuity Account C:
                -   Statement of Assets and Liabilities as of December 31, 2000
                -   Statement of Operations for the year ended December 31, 2000
                - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
                -   Condensed Financial Information for the year ended
                    December 31, 2000
                -   Notes to Financial Statements
                -   Independent Auditors' Report
                Financial Statements of Aetna Life Insurance and Annuity
                Company:
                -   Independent Auditors' Report
                - Consolidated Statements of Income for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                -   Consolidated Balance Sheets as of December 31, 2000 and 1999
                - Consolidated Statements of Changes in Shareholder's Equity for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended
                    December 31, 1999 and 1998
                - Consolidated Statements of Cash Flows for the One Month Ended December 31, 2000, the Eleven Months Ended
                    November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                -   Notes to Consolidated Financial Statements

     (b) Exhibits
         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
         (2)    Not applicable
         (3.1)  Broker-Dealer Agreement(2)
         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
         (3.3) Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI(4)
         (3.4) Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(4)
         (4.1)  Variable Annuity Contract (G-TDA-HH(XC/M))(5)

         (4.2)  Variable Annuity Contract (G-TDA-HH(XC/S))(5)
         (4.3)  Variable Annuity Certificate (GTCC-HH(XC/M))(6)
         (4.4)  Variable Annuity Certificate (GTCC-HH(XC/S))(6)
         (4.5) Endorsement (EGET-IC(R)) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S)(3)
         (4.6)  Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M)(7)
         (4.7)  Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S)(7)
         (4.8) Endorsement (ENYSTSDO97) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S)(7)
         (4.9) Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)(6)
         (4.10) Endorsement (EG403-GIE-98) to Contract G-TDA-HH(XC/M) and
                Certificate GTCC-HH(XC/M)(8)
         (4.11) Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and
                Certificate GTCC-HH(XC/M)(9)
         (4.12) Endorsement (EGET-99) to Contracts G-TDA-HH(XC/M) and
                G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)(10)
         (4.13) Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and
                Certificate G-TDA-HH(XC/M)(11)
         (4.14) Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and
                Certificate G-TDA-HH(XC/S)(11)
         (4.15) Endorsement (EGSF-IB(XC/M)) to Contract G-TDA-HH(XC/M) and
                Certificate GTCC-HH(XC/M)(12)
         (4.16) Endorsement (EGAA-ID(XC)) to Contract G-TDA-HH(XC/S) and
                Certificate GTCC-HH(XC/S)(12)
         (4.17) Endorsement EDSC-94(XC/M) to Contract G-TDA-HH(XC/M) and
                Certificate GTCC-HH(XC/M)(13)
         (4.18) Endorsement (ENYS-AR-01) to Contracts G-TDA-HH(XC/M) and
                G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)(14)
         (4.19) Form of Endorsement EEGTRRA-HEG(01) to Contracts
                G-TDA-HH(XC/M), G-TDA-HH(XC/S), GTCC-HH(XC/M) and GTCC-HH
                (XC/S) and Contract Certificates G-TDA-HH(XC/M), G-TDA-HH (XC/S), GTCC-HH(XC/M) and GTCC-HH(XC/S)
         (5) Variable Annuity Contract Application (300-GTD-NY(5/98))(9) (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity
                Company(15)
         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(16)
         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(17)
         (7)    Not applicable

         (8.1) Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(18)
         (8.2) Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(19)
         (8.3) First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(19)
         (8.4)  Service Agreement effective June 30, 1998 between Aetna Life
                Insurance and Annuity Company and AIM Advisors, Inc.(18)
         (8.5)  First Amendment dated October 1, 2000 to the Service Agreement effective June 30, 1998 between Aetna Life Insurance and
                Annuity Company and AIM Advisors, Inc.(4)
         (8.6) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(2)
         (8.7) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(20)
         (8.8) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(21)
         (8.9) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(22)

         (8.10) Fourth Amendment dated May 1, 2000 to Fund Participation
                Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(22)
         (8.11) Fifth Amendment dated February 27, 2001 to Fund Participation
                Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by
                and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(19)
         (8.12) Service Agreement dated as of May 1, 1998 between Aeltus
                Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)
         (8.13) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(20)
         (8.14) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(22)
         (8.15) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(22)

         (8.16) Fund Participation Agreement dated as of July 1, 2000 between
                Aetna Life Insurance and Annuity Company, American Century Services Corporation, American Century Investment Services, Inc.(23)
         (8.17) Fund Participation Agreement dated December 1, 1997 among
                Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(24)
         (8.18) Service Agreement dated December 1, 1997 between Calvert Asset
                Management Company, Inc. and Aetna Life Insurance and Annuity Company(24)
         (8.19) Fund Participation Agreement dated May 1, 2000 between The
                Chapman Funds, Inc., The Chapman Co. and Aetna Life Insurance and Annuity Company(25)
         (8.20) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(16)
         (8.21) Fifth Amendment dated as of May 1, 1997 to the Fund
                Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
                Fidelity Distributors Corporation(26)
         (8.22) Sixth Amendment dated November 6, 1997 to the Fund
                Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(27)
         (8.23) Seventh Amendment dated as of May 1, 1998 to the Fund
                Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)
         (8.24) Eighth Amendment dated December 1, 1999 to Fund Participation
                Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(21)
         (8.25) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(15)
         (8.26) Fifth Amendment dated as of May 1, 1997 to the Fund
                Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and

                Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(26)
         (8.27) Sixth Amendment dated as of January 20, 1998 to the Fund
                Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life
                Insurance and Annuity Company, Variable Insurance Products
                Fund II and Fidelity Distributors Corporation(28)
         (8.28) Seventh Amendment dated as of May 1, 1998 to the Fund
                Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)
         (8.29) Eighth Amendment dated December 1, 1999 to Fund Participation
                Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996, May 1, 1997, January 20, 1998 and May 1, 1998 between
                Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(21)
         (8.30) Service Agreement dated as of November 1, 1995 between Aetna
                Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(29)
         (8.31) Amendment dated January 1, 1997 to Service Agreement between dated as of November 1, 1995 Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(26)
         (8.32) Service Contract dated May 2, 1997 between Fidelity
                Distributors Corporation and Aetna Life Insurance and Annuity Company(20)
         (8.33) Fund Participation Agreement dated December 8, 1997 among
                Janus Aspen Series and Aetna Life Insurance and Annuity
                Company and Janus Capital Corporation(30)
         (8.34) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(20)
         (8.35) Second Amendment dated December 1, 1999 to Fund Participation
                Agreement dated December 8, 1997 and amended on October 12,
                1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(21)
         (8.36) Amendment dated as of August 1, 2000 to Fund Participation
                Agreement dated December 8, 1997 and amended on October 12,
                1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(25)
         (8.37) Service Agreement dated December 8, 1997 between Janus Capital
                Corporation and Aetna Life Insurance and Annuity Company(28)

         (8.38) First Amendment dated as of August 1, 2000 to Service
                Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(25)
         (8.39) Distribution and Shareholder Services Agreement - Service
                Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(25)
         (8.40) Fund Participation Agreement dated May 11, 1994 between Janus
                Capital Corporation and Aetna Life Insurance and Annuity Company(21)
         (8.41) Amendment dated January 2, 1995 to Fund Participation
                Agreement dated May 11, 1994 between Janus Capital
                Corporation and Aetna Life Insurance and Annuity Company(21) (8.42) Amendment dated February 24, 1995 to the Fund Participation
                Agreement dated May 11, 1994 and amended on January 2, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company (21)
         (8.43) Third Amendment dated May 1, 1995 to the Fund Participation
                Agreement dated May 11, 1994 and amended on January 2, 1995 and February 24, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(21)
         (8.44) Letter Agreement dated January 1,1996 to the Fund
                Participation Agreement dated May 11, 1994 and amended on January 2, 1995, February 24, 1995 and May 1, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(21)
         (8.45) Letter Agreement dated February 18, 1999 to the Fund
                Participation Agreement dated May 11, 1994 and amended on January 2, 1995, February 24, 1995, May 1, 1995 and January 1, 1996 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(21)
         (8.46) Amendment dated May 1, 2000 to the Fund Participation
                Agreement dated May 11, 1994 and amended on January 2, 1995, February 24, 1995, May 1, 1995, January 1, 1996, and February 18, 1999 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(22)
         (8.47) Fund Participation Agreement dated December 1, 1988 and amended February 11, 1991 between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust(3)
         (8.48) Fund Participation Agreement dated April 28, 1994 between
                Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor)(31)
         (8.49) Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(2)
         (8.50) Fourth Amendment dated May 1, 1998 to the Fund Participation
                Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November

                28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(32)
         (8.51) Fifth Amendment dated May 1, 1998 to the Fund Participation
                Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(33)
         (8.52) Fifth Amendment dated July 1, 1999 to Fund Participation
                Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 by and
                among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(34)
         (8.53) Sixth Amendment dated November 17, 2000 to Fund Participation
                Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998 and July
                1, 1999 by and among Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company(4)
         (8.54) Fund Participation Agreement dated March 11, 1997 between
                Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(35)
         (8.55) First Amendment dated December 1, 1999 to Fund Participation
                Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(20)
         (8.56) Service Agreement effective as of March 11, 1997 between
                Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(35)
         (8.57) Fund Participation Agreement dated August 15, 2000 between
                Oppenheimer and Aetna Life Insurance and Annuity Company(23) (8.58) Fund Participation Agreement dated as of August 8, 2000 by and between PAX World Balanced Fund, Inc. and Aetna Life Insurance and Annuity Company(23)
         (8.59) Fund Participation Agreement among Pilgrim Variable Products
                Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc.(36)
         (8.60) Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated Distributors, Wachovia Bank, NA and Aetna Life Insurance and Annuity Company(23)
         (8.61) Shareholder Services Agreement dated October 4, 1999 between
                Federated Administrative Services for the Wachovia Funds and the Wachovia Municipal Funds and Aetna Investment Services, Inc.(23)
         (8.62) First Amendment dated August 15, 2000 to the Shareholder
                Services Agreement by and among Aetna Investment Services, Inc. and Federated Administrative Services(23)
         (9)    Opinion and Consent of Counsel
         (10)   Consent of Independent Auditors
         (11)   Not applicable

         (12)   Not applicable
         (13)   Schedule for Computation of Performance Data(6)
         (14.1) Powers of Attorney(37)
         (14.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1998.
7. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 14, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
9. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.
10. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form S-1 (File No. 33-75962), as filed on April 13, 2000.
12. Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 6, 2000.
13. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 13, 2000.
14. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 13, 2001.
15. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
16. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
17. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
18. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

19. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
20. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
22. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
23. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 14, 2000.
24. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
25. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
26. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
27. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
28. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
29. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
30. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
31. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.
32. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
33. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
34. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.
35. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
36. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
37. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 25. Directors and Officers of the Depositor*
-------------------------------------------------

Name and Principal
Business Address                 Positions and Offices with Depositor
----------------                 ------------------------------------

Thomas J. McInerney**            Director and President

Wayne R. Huneke***               Director and Chief Financial Officer

Robert C. Salipante****          Director

P. Randall Lowery***             Director

Mark A. Tullis***                Director

Deborah Koltenuk**               Vice President and Corporate Controller

Paula Cludray-Engelke****        Secretary

Brian Murphy**                   Vice President and Chief Compliance Officer

     * These individuals may also be directors and/or officers of other affiliates of the Company.
    ** The principal business address of these directors and officers is 151
       Farmington Avenue, Hartford, Connecticut 06156.
   *** The principal business address of these directors and officers is
       5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
  **** The principal business address of this Director and this Officer is 20
       Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
-------------------------------------------------------------------------

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 27. Number of Contract Owners
----------------------------------

     As of October 31, 2001, there were 623,264 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification
------------------------

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1,

1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in
Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940
         Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account

         I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

  (b) The following are the directors and officers of the Principal Underwriter:

Name and Principal                Positions and Offices with
Business Address                  Principal Underwriter
----------------                  ---------------------

Marie Augsberger*                 Director and President

Robert L. Francis**               Director and Senior Vice President

Allan Baker*                      Chairman of the Board and Senior Vice
                                  President

Steven A. Haxton*                 Senior Vice President

Willard I. Hill, Jr.*             Senior Vice President

Deborah Koltenuk*                 Vice President, Treasurer and Chief Financial
                                  Officer

Therese Squillacote*              Vice President and Chief Compliance Officer

Jeffrey R. Berry*                 Corporate Secretary and Counsel (Chief Legal
                                  Officer)

Reginald Bowen*                   Vice President

Christina Lareau*                 Vice President

Terran Titus*                     Vice President

William T. Abramowicz             Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**              Vice President

Louis E. Bachetti                 Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Ronald R. Barhorst                Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley***               Vice President

Name and Principal                   Positions and Offices with
Business Address                     Principal Underwriter
----------------                     ---------------------

Steven M. Bresler                    Vice President
6430 South Fiddler's Green Cir.,
Ste. 210
Englewood, CO  80111

David Brounley***                    Vice President

Daniel P. Charles                    Vice President
5 Penn Plaza, 11th Fl.
New York, NY 10001-1879

Brian D. Comer*                      Vice President

Albert J. DiCristofaro, Jr.          Vice President
8911 Capitol of TX Hwy., Bldg. 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                      Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian K. Haendiges*                  Vice President

Brian P. Harrington                  Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****             Vice President

William S. Jasien****                Vice President

Jess D. Kravitz**                    Vice President

George D. Lessner                    Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Susan J. Lewis                       Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

James F. Lille                       Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

Name and Principal                   Positions and Offices with
Business Address                     Principal Underwriter
----------------                    ---------------------

David J. Linney                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                    Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Joseph F. McClain*                  Vice President

W. Michael Montgomery               Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Pamela Mulvey*                      Vice President

Scott T. Neeb**                     Vice President

Patrick F. O'Christie               Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Ethel Pippin*                       Vice President

Paulette Playce                     Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                  Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                  Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.            Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Name and Principal                     Positions and Offices with
Business Address                       Principal Underwriter
----------------                       ---------------------

Mark Woolhiser                         Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                       Assistant Vice President


* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
**** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211

     (c) Compensation from January 1, 2000 to December 31, 2000:

   (1)                     (2)                     (3)                  4)                (5)

Name of                Net Underwriting       Compensation
Principal              Discounts and          on Redemption          Brokerage
Underwriter            Commissions            or Annuitization       Commissions       Compensation*
-----------            -----------            ----------------       -----------       -------------

Aetna Life Insurance                            $4,282,754                              $178,558,430
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C. Of this amount, $13,700,318 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

         Compensation from January 1, 2000 to December 31, 2000:

   (1)                     (2)                     (3)                  4)                (5)

Name of                Net Underwriting       Compensation
Principal              Discounts and          on Redemption          Brokerage
Underwriter            Commissions            or Annuitization       Commissions       Compensation**
-----------            -----------            ----------------       -----------       --------------

Aetna
Investment                                                                              $1,126,164
Services, LLC


** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America during 2000. Of this amount, $61,297 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account C.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

                                       and

                      Opportunity Plus Service Center
                      18 Corporate Woods Blvd., Fourth Floor
                      Albany, NY 12211

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75962) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 12th day of December, 2001.

                                        VARIABLE ANNUITY ACCOUNT C OF AETNA
                                        LIFE INSURANCE AND ANNUITY COMPANY
                                          (Registrant)

                                    By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                          (Depositor)

                                    By: Thomas J. McInerney*
                                        ----------------------------------------
                                        Thomas J. McInerney
                                        President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                       Title                                           Date
---------                                       -----                                           ----

Thomas J. McInerney*                            Director and President                    )
-----------------------------------             (principal executive officer)             )
Thomas J. McInerney                                                                       )
                                                                                          )
Wayne R. Huneke*                                Director and Chief Financial Officer      )     December
-----------------------------------                                                       )     12, 2001
Wayne R. Huneke                                                                           )
                                                                                          )
Randy Lowery*                                   Director                                  )
-----------------------------------                                                       )
Randy Lowery                                                                              )
                                                                                          )
Robert C. Salipante*                            Director                                  )
-----------------------------------                                                       )
Robert C. Salipante                                                                       )
                                                                                          )
Mark A. Tullis*                                 Director                                  )
-----------------------------------                                                       )
Mark A. Tullis


Deborah Koltenuk*                               Corporate Controller                      )
-----------------------------------                                                       )
Deborah Koltenuk                                                                          )



By:  /s/ Michael A. Pignatella
     ---------------------------------
     Michael A. Pignatella
     *Attorney-in-Fact


                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.     Exhibit
-----------     -------

99-B.4.19       Form of Endorsement EEGTRRA-HEG(01) to Contracts
                G-TDA-HH(XC/M), G-TDA-HH(XC/S), GTCC-HH(XC/M)
                and GTCC-HH(XC/S) and Contract Certificates
                G-TDA-HH(XC/M), G-TDA-HH(XC/S), GTCC-HH(XC/M) and
                GTCC-HH(XC/S)
                                                                 ---------------

99-B.9          Opinion and Consent of Counsel

                                                                 ---------------

99-B.10         Consent of Independent Auditors
                                                                 ---------------